Non-controlling interests and redeemable non-controlling interests	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests
Net effect attributable to non-controlling interests ("NCI") for the years ended December 31 consists of the following:

(millions of U.S. dollars)	2025	2024
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$79.9	$79.3
Non-controlling interests - redeemable tax equity partnership units	—	1.3
Other net earnings attributable to:
Non-controlling interests	(7.4)	(5.7)
Net effect of non-controlling interests	$72.5	$74.9
The non-controlling tax equity investors ("tax equity partnership units") in the Company's U.S. wind power-generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings (loss) attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(u).
Non-controlling interests

	Non-controlling interests - tax equity partnership units		Other non-controlling interests
(millions of U.S. dollars)	2025	2024	2025	2024
Opening balance	$399.0	$481.4	$77.3	$70.1
Net earnings (loss) attributable to NCI	(79.9)	(79.3)	7.4	5.7
Contributions received, net	6.9	2.0	—	—
Dividends and distributions declared	—	(3.5)	(6.0)	(3.1)
Regulatory asset attributable to non-controlling interests	2.5	(1.6)	—	—
OCI	—	—	—	4.6
Closing balance	$328.5	$399.0	$78.7	$77.3